Deferred revenue - Inputs in model to unwind deferred revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 19, 2024 USD ($)
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Remaining life	66 years
Monthly cash percentage	18.00%
Leverage ratio threshold	3.5
Monthly deferred revenue percentage	82.00%
Price averaging period	5 days
Wheaton Precious Metals International | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	4.50%
Wheaton Precious Metals International | Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	100.00%
Wheaton Precious Metals International | Lowest range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	4.50%
Wheaton Precious Metals International | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	2.25%
Wheaton Precious Metals International | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.00%
Wheaton Precious Metals International | Advance fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level	22.00%
Monthly cash percentage, 2nd level	20.00%
Monthly cash percentage, 3rd level	18.00%
Monthly cash percentage, 4th level	14.00%
Wheaton Precious Metals International | Advance not fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level	18.00%
Monthly cash percentage, 2nd level	16.00%
Monthly cash percentage, 3rd level	14.00%
Monthly cash percentage, 4th level	10.00%
Wheaton Precious Metals International | Minimum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	4.60%
Wheaton Precious Metals International | Minimum | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz)	375,000
Wheaton Precious Metals International | Minimum | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz)	550,000
Wheaton Precious Metals International | Maximum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	5.20%
Franco-Nevada stream
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	8.76%
Monthly cash percentage	5.00%
Stream arrangement, contract commitment | $		$ 500
Threshold for covenant reduction | $	$ 600
Franco-Nevada stream | Marikana
Disclosure Of Contract Liabilities [Line Items]
Remaining life	84 years
Franco-Nevada stream | Rutenburg
Disclosure Of Contract Liabilities [Line Items]
Remaining life	106 years
Franco-Nevada stream | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.00%
Monthly cash percentage	5.00%
Allocation of stream between commodities over the expected life of the arrangement	0.31
Franco-Nevada stream | Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.10%
Entitlement percentage, after reaching threshold	80.00%
Allocation of stream between commodities over the expected life of the arrangement	0.69
Franco-Nevada stream | Lowest range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.00%
Number of ounces delivered (in oz)	48,000
Franco-Nevada stream | Lowest range of product delivery | Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.10%
Number of ounces delivered (in oz)	237,000
Monthly cash percentage	5.00%
Franco-Nevada stream | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	2.10%
Number of ounces delivered (in oz)	294,000
Franco-Nevada stream | High range of product delivery | Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	0.75%
Monthly cash percentage	10.00%
Franco-Nevada stream | Minimum | Lowest range of product delivery | Gold
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz)	87,500
Franco-Nevada stream | Minimum | High range of product delivery | Gold
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz)	237,000